As filed with the Securities and Exchange Commission on April 9, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 – February 28, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
(Unaudited)
February 28, 2013

Dividend Plus+ Income Fund

Managed By MAI Wealth Advisors, LLC

TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Additional Information	16

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2013

Shares	Security Description	Value
Common Stock - 45.9%
Communications - 2.2%
59,800	Vodafone Group PLC, ADR (a)(b)	$1,503,372

Consumer Discretionary - 1.6%
15,400	The Home Depot, Inc. (a)(b)	1,054,900

Consumer Staples – 6.8%
31,000	Archer-Daniels-Midland Co. (a)(b)	987,660
8,700	Diageo PLC, ADR (a)(b)	1,041,477
8,500	PepsiCo, Inc. (a)(b)	644,045
11,000	Philip Morris International, Inc. (a)(b)	1,009,250
21,100	Walgreen Co. (a)(b)	863,834
		4,546,266
Energy - 6.4%
8,200	Chevron Corp. (a)(b)	960,630
11,000	Exxon Mobil Corp. (a)(b)	985,050
28,900	Kinder Morgan, Inc. (a)(b)	1,071,323
19,600	Royal Dutch Shell PLC, ADR (a)(b)	1,286,740
		4,303,743
Financials - 8.5%
9,700	ACE, Ltd. (a)(b)	828,283
19,600	JPMorgan Chase & Co. (a)(b)	958,832
22,700	Lazard, Ltd., Class A (a)(b)	814,930
15,100	T. Rowe Price Group, Inc. (a)(b)	1,074,969
11,200	The Chubb Corp. (a)(b)	941,136
32,340	Wells Fargo & Co. (a)(b)	1,134,487
		5,752,637
Health Care - 6.2%
20,300	Abbott Laboratories (a)(b)	685,937
17,500	AbbVie, Inc. (a)(b)	646,100
24,300	GlaxoSmithKline PLC, ADR (a)(b)	1,069,929
13,700	Johnson & Johnson (a)(b)	1,042,707
16,000	Medtronic, Inc. (a)(b)	719,360
		4,164,033
Industrials - 4.0%
37,000	General Electric Co. (a)(b)	859,140
12,500	Honeywell International, Inc. (a)(b)	876,250
12,300	The Boeing Co. (a)(b)	945,870
		2,681,260
Information Technology - 5.3%
5,500	International Business Machines Corp. (a)(b)	1,104,565
41,500	Microsoft Corp. (a)(b)	1,153,700
20,100	QUALCOMM, Inc. (a)(b)	1,319,163
		3,577,428
Materials - 4.9%
12,500	BHP Billiton, Ltd., ADR (a)(b)	935,750
27,700	Newmont Mining Corp. (a)(b)	1,116,033
30,300	Potash Corp. of Saskatchewan, Inc. (a)(b)	1,214,727
		3,266,510
Total Common Stock (Cost $30,331,327)	30,850,149

Money Market Funds - 46.9%
31,590,150	Fidelity Institutional Cash Money Market Fund, 0.11% (c) (Cost $31,590,150)	31,590,150

Total Investments - 92.8% (Cost $61,921,477)*	$62,440,299
Total Written Options - (0.8)% (Premiums Received $(571,285))*	(527,537)
Other Assets & Liabilities, Net – 8.0%	5,399,648
Net Assets – 100.0%	$67,312,410

See Notes to Financial Statements.	1

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2013

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.8)%
Call Options Written - (0.4)%
(92)	Abbott Laboratories	$35.00	03/13	$(644)
(35)	Abbott Laboratories	34.00	03/13	(1,400)
(18)	Abbott Laboratories	36.00	04/13	(234)
(92)	Abbvie, Inc.	37.50	03/13	(4,600)
(39)	Abbvie, Inc.	40.00	04/13	(780)
(91)	ACE, Ltd	87.50	03/13	(2,502)
(27)	Archer-Daniels-Midland Co.	33.00	03/13	(567)
(80)	Archer-Daniels-Midland Co.	32.00	03/13	(4,880)
(45)	Archer-Daniels-Midland Co.	31.00	03/13	(5,197)
(72)	Archer-Daniels-Midland Co.	30.00	03/13	(15,408)
(23)	Archer-Daniels-Midland Co.	34.00	04/13	(805)
(94)	BHP Billiton, Ltd., ADR	80.00	03/13	(846)
(16)	BHP Billiton, Ltd., ADR	82.50	04/13	(248)
(50)	Chevron Corp.	115.00	03/13	(14,950)
(19)	Chevron Corp.	120.00	04/13	(2,660)
(37)	Diageo PLC, ADR	120.00	03/13	(4,440)
(23)	Diageo PLC, ADR	120.00	04/13	(5,750)
(44)	Exxon Mobil Corp.	90.00	03/13	(3,300)
(18)	Exxon Mobil Corp.	90.00	04/13	(2,790)
(34)	General Electric Co.	23.00	03/13	(1,666)
(159)	General Electric Co.	24.00	04/13	(4,770)
(125)	General Electric Co.	23.00	04/13	(9,625)
(135)	GlaxoSmithKline PLC, ADR	46.00	03/13	(1,350)
(23)	GlaxoSmithKline PLC, ADR	46.00	04/13	(805)
(14)	Honeywell International, Inc.	67.50	03/13	(4,732)
(58)	Honeywell International, Inc.	72.50	04/13	(5,046)
(41)	Honeywell International, Inc.	70.00	04/13	(9,020)
(12)	International Business Machines Corp.	210.00	03/13	(96)
(34)	International Business Machines Corp.	205.00	03/13	(2,108)
(16)	Johnson & Johnson	77.50	04/13	(1,104)
(95)	Johnson & Johnson	75.00	04/13	(20,330)
(45)	JPMorgan Chase & Co.	50.00	03/13	(1,935)
(73)	JPMorgan Chase & Co.	49.00	03/13	(6,351)
(18)	JPMorgan Chase & Co.	48.00	03/13	(2,772)
(26)	JPMorgan Chase & Co.	50.00	04/13	(2,704)
(132)	Kinder Morgan Management, LLC	37.50	03/13	(5,676)
(46)	Kinder Morgan Management, LLC	37.50	04/13	(3,910)
(23)	Lazard, Ltd.	38.80	03/13	(23)
(41)	Lazard, Ltd.	37.80	03/13	(410)
(34)	Lazard, Ltd.	40.00	04/13	(425)
(16)	Lazard, Ltd.	39.00	04/13	(440)
(35)	Lazard, Ltd.	38.00	04/13	(1,575)
(60)	Medtronic, Inc.	49.00	03/13	(420)
(23)	Medtronic, Inc.	48.00	03/13	(230)
(46)	Medtronic, Inc.	47.00	03/13	(690)
(101)	Microsoft Corp.	29.00	03/13	(606)
(81)	Microsoft Corp.	28.00	03/13	(2,187)
(34)	Microsoft Corp.	30.00	04/13	(374)
(118)	Microsoft Corp.	29.00	04/13	(3,186)
(46)	Newmont Mining Corp.	49.00	03/13	(92)
(14)	Newmont Mining Corp.	48.00	03/13	(49)
(43)	Newmont Mining Corp.	47.00	03/13	(172)
(18)	Newmont Mining Corp.	46.00	03/13	(108)
(23)	Newmont Mining Corp.	45.00	03/13	(207)
(23)	Newmont Mining Corp.	48.00	04/13	(299)
(23)	Newmont Mining Corp.	47.00	04/13	(357)
(23)	Newmont Mining Corp.	46.00	04/13	(483)
(23)	Newmont Mining Corp.	44.00	04/13	(874)
(52)	PepsiCo, Inc.	75.00	04/13	(8,944)
(32)	Philip Morris International, Inc.	92.50	03/13	(2,912)
(71)	Philip Morris International, Inc.	90.00	03/13	(18,105)
(7)	Philip Morris International, Inc.	95.00	04/13	(511)
(22)	Potash Corp. of Saskatchewan, Inc.	44.00	03/13	(66)
(21)	Potash Corp. of Saskatchewan, Inc.	43.00	03/13	(105)
(69)	Potash Corp. of Saskatchewan, Inc.	44.00	04/13	(966)
(45)	Potash Corp. of Saskatchewan, Inc.	42.00	04/13	(2,115)
(41)	QUALCOMM, Inc.	67.50	03/13	(1,353)
(37)	QUALCOMM, Inc.	65.00	03/13	(5,143)
(23)	QUALCOMM, Inc.	70.00	04/13	(920)
(23)	QUALCOMM, Inc.	67.50	04/13	(2,484)

See Notes to Financial Statements.	2

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2013

Contracts	Security Description	Strike Price	Exp. Date	Value
(16)	Royal Dutch Shell PLC, ADR	$72.50	03/13	$(16)
(68)	Royal Dutch Shell PLC, ADR	67.50	04/13	(4,080)
(37)	T. Rower Price Group, Inc.	75.00	03/13	(370)
(14)	T. Rower Price Group, Inc.	70.00	03/13	(2,555)
(51)	T. Rower Price Group, Inc.	75.00	04/13	(2,677)
(23)	T. Rower Price Group, Inc.	74.00	04/13	(1,783)
(62)	The Boeing Co.	77.50	03/13	(6,820)
(18)	The Boeing Co.	80.00	04/13	(1,854)
(23)	The Boeing Co.	77.50	04/13	(4,830)
(30)	The Chubb Corp.	85.00	03/13	(1,980)
(18)	The Chubb Corp.	80.00	03/13	(7,695)
(64)	The Chubb Corp.	85.00	04/13	(9,216)
(41)	The Home Depot, Inc.	70.00	03/13	(1,517)
(81)	The Home Depot, Inc.	67.50	03/13	(12,798)
(18)	The Home Depot, Inc.	70.00	04/13	(1,836)
(69)	Vodafone Group PLC, ADR	28.00	03/13	(207)
(94)	Vodafone Group PLC, ADR	27.00	03/13	(564)
(137)	Vodafone Group PLC, ADR	26.00	03/13	(2,055)
(126)	Vodafone Group PLC, ADR	27.00	04/13	(3,150)
(57)	Vodafone Group PLC, ADR	26.00	04/13	(2,565)
(73)	Walgreen Co.	42.00	03/13	(1,971)
(28)	Walgreen Co.	40.00	03/13	(3,710)
(85)	Walgreen Co.	44.00	04/13	(2,210)
(171)	Wells Fargo & Co.	36.00	03/13	(2,907)
(91)	Wells Fargo & Co.	37.00	04/13	(2,275)
Total Call Options Written (Premiums Received $(320,490))	(294,473)
Put Options Written - (0.4)%
(23)	Abbott Laboratories	35.00	03/13	(2,622)
(55)	Abbott Laboratories	34.00	03/13	(2,420)
(18)	Abbott Laboratories	32.00	03/13	(153)
(8)	Abbott Laboratories	31.00	03/13	(40)
(23)	Abbott Laboratories	33.00	04/13	(1,265)
(23)	Abbvie, Inc.	37.50	03/13	(2,415)
(71)	Abbvie, Inc.	35.00	03/13	(1,065)
(23)	Abbvie, Inc.	35.00	04/13	(1,380)
(46)	ACE, Ltd	85.00	03/13	(4,025)
(18)	ACE, Ltd	82.50	03/13	(540)
(18)	ACE, Ltd	80.00	03/13	(90)
(18)	ACE, Ltd	82.50	04/13	(1,935)
(21)	Archer-Daniels-Midland Co.	33.00	03/13	(2,604)
(21)	Archer-Daniels-Midland Co.	32.00	03/13	(1,155)
(27)	Archer-Daniels-Midland Co.	31.00	03/13	(621)
(27)	Archer-Daniels-Midland Co.	30.00	03/13	(378)
(23)	Archer-Daniels-Midland Co.	28.00	03/13	(138)
(100)	Archer-Daniels-Midland Co.	27.00	03/13	(400)
(23)	Archer-Daniels-Midland Co.	26.00	03/13	(81)
(16)	BHP Billiton, Ltd., ADR	77.50	03/13	(6,016)
(21)	BHP Billiton, Ltd., ADR	75.00	03/13	(4,242)
(52)	BHP Billiton, Ltd., ADR	72.50	03/13	(4,680)
(16)	BHP Billiton, Ltd., ADR	70.00	03/13	(600)
(16)	BHP Billiton, Ltd., ADR	75.00	04/13	(4,800)
(18)	Chevron Corp.	115.00	03/13	(1,260)
(28)	Chevron Corp.	110.00	03/13	(420)
(28)	Chevron Corp.	110.00	04/13	(2,100)
(16)	Diageo PLC, ADR	115.00	03/13	(560)
(16)	Diageo PLC, ADR	110.00	03/13	(16)
(27)	Diageo PLC, ADR	115.00	04/13	(2,903)
(14)	Exxon Mobil Corp.	90.00	03/13	(1,680)
(18)	Exxon Mobil Corp.	87.50	03/13	(756)
(18)	Exxon Mobil Corp.	87.50	04/13	(1,926)
(18)	Exxon Mobil Corp.	82.50	04/13	(738)
(46)	General Electric Co.	24.00	03/13	(3,634)
(91)	General Electric Co.	23.00	03/13	(2,093)
(104)	General Electric Co.	22.00	03/13	(728)
(104)	General Electric Co.	21.00	03/13	(416)
(46)	General Electric Co.	20.00	03/13	(92)
(23)	General Electric Co.	23.00	04/13	(1,196)
(45)	General Electric Co.	22.00	04/13	(1,125)
(45)	GlaxoSmithKline PLC, ADR	45.00	03/13	(5,737)
(34)	GlaxoSmithKline PLC, ADR	44.00	03/13	(2,040)
(70)	GlaxoSmithKline PLC, ADR	43.00	03/13	(2,100)
(23)	GlaxoSmithKline PLC, ADR	44.00	04/13	(1,955)
(18)	Honeywell International, Inc.	70.00	03/13	(1,314)
(41)	Honeywell International, Inc.	67.50	03/13	(1,066)
(39)	Honeywell International, Inc.	65.00	03/13	(468)

See Notes to Financial Statements.	3

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2013

Contracts	Security Description	Strike Price	Exp. Date	Value
(16)	International Business Machines Corp.	$195.00	03/13	$(1,232)
(16)	International Business Machines Corp.	180.00	03/13	(288)
(16)	International Business Machines Corp.	190.00	04/13	(2,672)
(18)	Johnson & Johnson	75.00	03/13	(504)
(21)	Johnson & Johnson	72.50	03/13	(168)
(46)	JPMorgan Chase & Co.	48.00	03/13	(2,392)
(23)	JPMorgan Chase & Co.	47.00	03/13	(782)
(16)	JPMorgan Chase & Co.	46.00	03/13	(352)
(16)	JPMorgan Chase & Co.	45.00	03/13	(208)
(23)	JPMorgan Chase & Co.	43.00	03/13	(161)
(23)	JPMorgan Chase & Co.	45.00	04/13	(1,265)
(23)	JPMorgan Chase & Co.	44.00	04/13	(943)
(23)	Kinder Morgan Management, LLC	37.50	03/13	(1,265)
(35)	Kinder Morgan Management, LLC	35.00	03/13	(210)
(34)	Kinder Morgan Management, LLC	37.50	04/13	(3,400)
(45)	Lazard, Ltd.	36.80	03/13	(5,625)
(46)	Lazard, Ltd.	35.80	03/13	(3,105)
(41)	Lazard, Ltd.	34.80	03/13	(1,333)
(34)	Lazard, Ltd.	35.00	04/13	(3,145)
(34)	Lazard, Ltd.	34.00	04/13	(2,125)
(18)	Lazard, Ltd.	33.00	04/13	(765)
(18)	Lazard, Ltd.	32.00	04/13	(495)
(18)	Medtronic, Inc.	46.00	03/13	(2,250)
(50)	Medtronic, Inc.	45.00	03/13	(3,350)
(46)	Medtronic, Inc.	44.00	03/13	(1,242)
(23)	Medtronic, Inc.	43.00	03/13	(460)
(23)	Medtronic, Inc.	43.00	04/13	(1,265)
(23)	Medtronic, Inc.	42.00	04/13	(805)
(18)	Medtronic, Inc.	41.00	04/13	(450)
(43)	Microsoft Corp.	27.00	03/13	(516)
(58)	Microsoft Corp.	26.00	03/13	(290)
(115)	Microsoft Corp.	25.00	03/13	(230)
(92)	Microsoft Corp.	26.00	04/13	(1,840)
(64)	Newmont Mining Corp.	42.00	03/13	(14,784)
(51)	Newmont Mining Corp.	41.00	03/13	(8,262)
(23)	Newmont Mining Corp.	40.00	03/13	(2,208)
(32)	Newmont Mining Corp.	39.00	03/13	(1,728)
(23)	Newmont Mining Corp.	38.00	04/13	(1,771)
(23)	PepsiCo, Inc.	75.00	03/13	(920)
(23)	PepsiCo, Inc.	70.00	03/13	(138)
(23)	Philip Morris International, Inc.	90.00	03/13	(1,127)
(41)	Philip Morris International, Inc.	85.00	03/13	(533)
(23)	Philip Morris International, Inc.	87.50	04/13	(2,461)
(18)	Philip Morris International, Inc.	85.00	04/13	(1,224)
(18)	Potash Corp. of Saskatchewan, Inc.	41.00	03/13	(2,160)
(42)	Potash Corp. of Saskatchewan, Inc.	40.00	03/13	(2,478)
(23)	Potash Corp. of Saskatchewan, Inc.	39.00	03/13	(621)
(23)	Potash Corp. of Saskatchewan, Inc.	38.00	03/13	(322)
(34)	Potash Corp. of Saskatchewan, Inc.	39.00	04/13	(2,822)
(34)	Potash Corp. of Saskatchewan, Inc.	38.00	04/13	(1,904)
(18)	QUALCOMM, Inc.	65.00	03/13	(1,620)
(18)	QUALCOMM, Inc.	62.50	03/13	(594)
(35)	QUALCOMM, Inc.	60.00	03/13	(420)
(18)	QUALCOMM, Inc.	57.50	03/13	(90)
(57)	QUALCOMM, Inc.	60.00	04/13	(3,192)
(50)	Royal Dutch Shell PLC, ADR	67.50	03/13	(9,750)
(16)	Royal Dutch Shell PLC, ADR	62.50	04/13	(880)
(10)	T. Rower Price Group, Inc.	70.00	03/13	(700)
(57)	T. Rower Price Group, Inc.	69.00	04/13	(8,122)
(23)	The Boeing Co.	72.50	03/13	(506)
(16)	The Boeing Co.	70.00	03/13	(176)
(23)	The Boeing Co.	67.50	03/13	(138)
(41)	The Boeing Co.	70.00	04/13	(2,050)
(16)	The Chubb Corp.	85.00	03/13	(2,080)
(18)	The Chubb Corp.	80.00	03/13	(225)
(50)	The Chubb Corp.	80.00	04/13	(3,300)
(27)	The Home Depot, Inc.	67.50	03/13	(1,971)
(34)	The Home Depot, Inc.	65.00	03/13	(680)
(46)	The Home Depot, Inc.	62.50	03/13	(230)
(18)	The Home Depot, Inc.	62.50	04/13	(702)
(18)	The Home Depot, Inc.	57.50	04/13	(216)
(33)	Vodafone Group PLC, ADR	26.00	03/13	(3,135)
(70)	Vodafone Group PLC, ADR	25.00	03/13	(2,380)

See Notes to Financial Statements.	4

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2013

Contracts	Security Description	Strike Price	Exp. Date	Value
(68)	Vodafone Group PLC, ADR	$25.00	04/13	$(4,488)
(92)	Vodafone Group PLC, ADR	24.00	04/13	(3,220)
(68)	Vodafone Group PLC, ADR	23.00	04/13	(884)
(23)	Walgreen Co.	41.00	03/13	(1,495)
(18)	Walgreen Co.	40.00	03/13	(648)
(18)	Walgreen Co.	38.00	03/13	(288)
(28)	Walgreen Co.	37.00	03/13	(336)
(50)	Walgreen Co.	38.00	04/13	(2,850)
(18)	Walgreen Co.	36.00	04/13	(630)
(92)	Wells Fargo & Co.	34.00	03/13	(1,380)
(24)	Wells Fargo & Co.	33.00	03/13	(192)
(91)	Wells Fargo & Co.	33.00	04/13	(2,912)
Total Put Options Written (Premiums Received $(250,795))	(233,064)
Total Written Options - (0.8)% (Premiums Received $(571,285))	$(527,537)

See Notes to Financial Statements.	5

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2013

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of February 28, 2013.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,395,198
Gross Unrealized Depreciation	(832,628)
Net Unrealized Appreciation	$562,570

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of February 28, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,503,372	$-	$-	$1,503,372
Consumer Discretionary	1,054,900	-	-	1,054,900
Consumer Staples	4,546,266	-	-	4,546,266
Energy	4,303,743	-	-	4,303,743
Financials	5,752,637	-	-	5,752,637
Health Care	4,164,033	-	-	4,164,033
Industrials	2,681,260	-	-	2,681,260
Information Technology	3,577,428	-	-	3,577,428
Materials	3,266,510	-	-	3,266,510
Money Market Fund	-	31,590,150	-	31,590,150
Total Investments At Value	30,850,149	31,590,150	-	$62,440,299
Total Assets	$30,850,149	$31,590,150	$-	$62,440,299
Liabilities
Other Financial Instruments**
Written Options	(527,537)	-	-	(527,537)
Total Liabilities	$(527,537)	$-	$-	$(527,537)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options which are reported at their market value at period end.

There were no transfers between Level 1 and Level 2 for the period ended February 28, 2013.

PORTFOLIO HOLDINGS
% of Net Assets

Common Stock	45.9%
Money Market Fund***	46.9%
Written Options	(0.8)%
Other Assets & Liabilities, Net	8.0%
100.0%

***	Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

SECTOR BREAKDOWN
% of Common Stock

Communications	4.9%
Consumer Discretionary	3.4%
Consumer Staples	14.7%
Energy	14.0%
Financials	18.6%
Health Care	13.5%
Industrials	8.7%
Information Technology	11.6%
Materials	10.6%
100.0%

See Notes to Financial Statements.	6

DIVIDEND PLUS+ INCOME FUND STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 28, 2013

ASSETS
Total investments, at value (Cost $61,921,477)	$62,440,299
Deposits with brokers	4,975,053
Receivables:
Fund shares sold	358,282
Dividends	120,414
Prepaid expenses	18,366
Total Assets	67,912,414

LIABILITIES
Payables:
Call options written, at value (Premiums received $320,490)	294,473
Put options written, at value (Premiums received $250,795)	233,064
Fund shares redeemed	6,636
Accrued Liabilities:
Investment adviser fees	34,325
Fund services fees	15,778
Other expenses	15,728
Total Liabilities	600,004

NET ASSETS	$67,312,410

COMPONENTS OF NET ASSETS
Paid-in capital	$65,685,171
Undistributed net investment income	45,592
Accumulated net realized gain	1,019,077
Net unrealized appreciation	562,570
NET ASSETS	$67,312,410

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Class	6,117,017
Investor Class	134,311

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class (based on net assets of $65,858,968)	$10.77
Investor Class (based on net assets of $1,453,442)	$10.82

See Notes to Financial Statements.	7

DIVIDEND PLUS+ INCOME FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED FEBRUARY 28, 2013

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,086)	$511,000
Interest income	66
Total Investment Income	511,066

EXPENSES
Investment adviser fees	247,878
Fund services fees	94,225
Transfer agent fees:
Institutional Class	1,958
Investor Class	1,089
Distribution fees:
Investor Class	5,677
Custodian fees	5,838
Registration fees:
Institutional Class	8,668
Investor Class	5,368
Professional fees	20,834
Trustees' fees and expenses	1,124
Miscellaneous expenses	32,231
Total Expenses	424,890
Fees waived and expenses reimbursed	(92,010)
Net Expenses	332,880

NET INVESTMENT INCOME	178,186

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments	1,086,344
Written options	1,063,667
Net realized gain	2,150,011
Net change in unrealized appreciation (depreciation) on:
Investments	(155,900)
Written options	(53,271)
Net change in unrealized appreciation (depreciation)	(209,171)
NET REALIZED AND UNREALIZED GAIN	1,940,840
INCREASE IN NET ASSETS FROM OPERATIONS	$2,119,026

See Notes to Financial Statements.	8

DIVIDEND PLUS+ INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2013	For the Year Ended August 31, 2012
OPERATIONS
Net investment income	$178,186	$243,488
Net realized gain	2,150,011	2,032,883
Net change in unrealized appreciation (depreciation)	(209,171)	1,394,277
Increase in Net Assets Resulting from Operations	2,119,026	3,670,648

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Class	(160,259)	(223,976)
Investor Class	-	(8,143)
Net realized gain:
Institutional Class	(2,435,821)	(998,570)
Investor Class	(214,545)	(201,384)
Total Distributions to Shareholders	(2,810,625)	(1,432,073)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	31,353,468	24,154,071
Investor Class	271,713	1,353,287
Reinvestment of distributions:
Institutional Class	2,584,382	1,222,249
Investor Class	213,669	207,167
Redemption of shares:
Institutional Class	(13,843,278)	(6,856,193)
Investor Class	(4,997,482)	(961,286)
Increase in Net Assets from Capital Share Transactions	15,582,472	19,119,295
Increase in Net Assets	14,890,873	21,357,870

NET ASSETS
Beginning of Period	52,421,537	31,063,667
End of Period (Including line (a))	$67,312,410	$52,421,537

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	2,893,605	2,276,207
Investor Class	25,079	128,308
Reinvestment of distributions:
Institutional Class	245,224	119,339
Investor Class	20,196	20,252
Redemption of shares:
Institutional Class	(1,291,158)	(653,521)
Investor Class	(467,814)	(91,721)
Increase in Shares	1,425,132	1,798,864

(a) Undistributed net investment income.	$45,592	$27,665

See Notes to Financial Statements.	9

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended February 28, 2013		For the Year Ended August 31, 2012	September 23, 2010 (a) through August 31, 2011
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.86		$10.26	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.03		0.07	0.06
Net realized and unrealized gain	0.29		1.00	0.28
Total from Investment Operations	0.32		1.07	0.34

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.03)		(0.08)	(0.08)
Net realized gain	(0.38)		(0.39)	—	(c)
Total Distributions to Shareholders	(0.41)		(0.47)	(0.08)
NET ASSET VALUE, End of Period	$10.77		$10.86	$10.26
TOTAL RETURN	3.06	%(d)	10.71%	3.42	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$65,859		$46,352	$25,929
Ratios to Average Net Assets:
Net investment income	0.56	%(e)	0.66%	0.61	%(e)
Net expense	0.99	%(e)	0.99%	0.99	%(e)
Gross expense (f)	1.24	%(e)	1.53%	2.45	%(e)
PORTFOLIO TURNOVER RATE	87	%(d)	102%	105	%(d)

(a)			Commencement of operations.
(b)			Calculated based on average shares outstanding during each period.
(c)			Less than $0.01 per share.
(d)			Not annualized.
(e)			Annualized.
(f)			Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	10

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended February 28, 2013		For the Year Ended August 31, 2012	December 2, 2010 (a) through August 31, 2011
INVESTOR CLASS
NET ASSET VALUE, Beginning of Period	$10.90		$10.27	$10.19
INVESTMENT OPERATIONS
Net investment income (b)	0.02		0.04	0.03
Net realized and unrealized gain	0.28		1.00	0.10
Total from Investment Operations	0.30		1.04	0.13

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.02)	(0.05)
Net realized gain	(0.38)		(0.39)	—	(c)
Total Distributions to Shareholders	(0.38)		(0.41)	(0.05)
NET ASSET VALUE, End of Period	$10.82		$10.90	$10.27
TOTAL RETURN	2.87	%(d)	10.35%	1.31	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,453		$6,070	$5,135
Ratios to Average Net Assets:
Net investment income	0.30	%(e)	0.43%	0.38	%(e)
Net expense	1.24	%(e)	1.24%	1.24	%(e)
Gross expense (f)	1.87	%(e)	2.12%	3.12	%(e)
PORTFOLIO TURNOVER RATE	87	%(d)	102%	105	%(d)

(a)			Commencement of operations.
(b)			Calculated based on average shares outstanding during each period.
(c)			Less than $0.01 per share.
(d)			Not annualized.
(e)			Annualized.
(f)			Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	11

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2013

Note 1. Organization

The Dividend Plus+ Income Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and ask prices. Options not traded on an exchange are generally valued at broker-dealer bid quotations.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with an adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of February 28, 2013, for the Fund’s investments is included in the Notes to Schedules of Investments and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-

12

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2013

dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of February 28, 2013, if any, are disclosed in the Fund’s Schedule of Call and Put Options Written. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into written options with a total value of $(2,722,801) during the period ended February 28, 2013.

Transactions in written options during the period ended February 28, 2013, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, August 31, 2012	(3,862)	$(259,115)	(3,858)	$(206,137)
Options written	(22,124)	(1,526,808)	(21,180)	(1,195,993)
Options terminated in closing transactions	7,140	515,073	2,172	119,304
Options exercised	4,043	326,050	2,641	171,423
Options expired	10,016	624,310	15,674	860,608
Options Outstanding, February 28, 2013	(4,787)	$(320,490)	(4,551)	$(250,795)

Derivatives Transactions - The Fund’s use of derivatives during the period ended February 28, 2013, was limited to written options. The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Liability Derivatives
Equity Contracts
	Call options written, at value	$(294,473)
	Put options written, at value	(233,064)

Realized and unrealized gains and losses on derivatives contracts during the period ended February 28, 2013, by the Fund are recorded in the following locations on the Statement of Operations:

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contracts
	Realized gain (loss) – Written options and Change in unrealized appreciation (depreciation) – Written options	$1,063,667	$(53,271)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP.

13

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2013

These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 28, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – MAI Wealth Advisors, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman).  The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2014, to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. Other fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. During the period ended February 28, 2013, fees waived and reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$65,670	$7,673	$18,667	$92,010

14

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2013

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses do not exceed 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. As of February 28, 2013, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
August 31, 2011	$231,343	August 31, 2014	$-
August 31, 2012	144,849	August 31, 2015	-
February 28, 2013	73,343	August 31, 2016	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended February 28, 2013, were $32,892,805 and $27,046,598, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of August 31, 2012, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$1,926,269
Undistributed Long-Term Gain	$139,680
Unrealized Appreciation	$252,889
Total	$2,318,838

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and straddles.

Note 7. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

15

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 28, 2013

Investment Advisory Agreement Approval

At the September 21, 2012 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compare to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

In connection with a presentation from a senior representative of the Adviser and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments as well as the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff. The Board considered the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in the context of all factors considered.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the year-to-date, one-year and since inception performance of the Fund as of August 31, 2012. The Board noted that the Fund underperformed its primary benchmark, the S&P 500 Index during these periods. Based on information provided by the Adviser, the Board noted the Fund performed consistent with the Advisers’ expectations by exhibiting less volatility than its benchmark. Based on the foregoing, the Board determined that the Adviser’s management of the Fund could benefit the Fund and its shareholders.

Compensation

The Board considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on fee rates, expenses and performance of similar mutual funds. The Board noted that the Adviser’s actual advisory fee rate for the Fund was the lowest advisory fee rate of its Lipper Inc. peer group and its actual total expenses were below the median total expenses of its Lipper Inc. peer group. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate charged to the Fund appeared to be within a reasonable range in light of the services it provides to the Fund.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Adviser currently is not proposing breakpoints or changes in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that the Adviser does not expect to receive any kind of benefit or compensation from its relationship with the Fund, other than its contractual advisory fees. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different

16

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 28, 2013

weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012, through February 28, 2013.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	September 1, 2012	February 28, 2013	Period*	Ratio*
Institutional Class
Actual	$1,000.00	$1,030.58	$4.98	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,019.89	$4.96	0.99%
Investor Class
Actual	$1,000.00	$1,028.67	$6.24	1.24%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.65	$6.21	1.24%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

17

Dividend Plus+ Income Fund

INVESTMENT ADVISER

MAI Wealth Advisors, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-SAR-0213

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	April 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	April 8, 2013

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 8, 2013